Finance income and finance costs	12 Months Ended
Oct. 31, 2020
Finance income and finance costs [Abstract]
Finance income and finance costs
6 Finance income and finance costs

		12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	Note	$m	$m	$m
Finance costs
Interest on bank borrowings		176.1	225.4	276.5
Commitment fees		1.7	1.9	3.3
Amortization of facility costs and original issue discounts		58.0	46.7	60.4
Finance costs on bank borrowings		235.8	274.0	340.2

Net interest expense on retirement obligations	22	1.8	2.4	2.8
Interest on lease liabilities	19	13.2	2.0	2.7
Interest rate swaps: cash flow hedges		23.7	-	3.4
Other		7.1	4.0	1.3
Total		281.6	282.4	350.4

		12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
		$m	$m	$m
Finance income
Bank interest		2.4	16.3	3.6
Interest on non-plan pension assets	22	0.2	0.3	0.6
Interest rate swaps: cash flow hedges		-	9.9	-
Other		-	0.1	3.5
Total		2.6	26.6	7.7

Net finance cost		279.0	255.8	342.7

Included within exceptional items
Finance costs incurred in escrow period		-	-	6.4
Finance income earned in escrow period		-	-	(0.6)
		-	-	5.8